Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Sales	$ 1,018.6	$ 1,018.7	$ 1,080.4	$ 1,004.8	$ 1,037.9	$ 1,020.2	$ 1,009.5	$ 979.0	$ 4,122.5	$ 4,046.6	$ 3,525.1
Costs and expenses:
Cost of sales									3,484.7	3,416.3	3,028.1
Gross profit	169.3	159.7	177.7	131.1	147.6	160.4	173.7	148.6	637.8	630.3	497.0
Selling and administrative expenses									267.2	268.2	248.0
Impairment of goodwill									0.0	0.0	114.4
Restructuring charges									4.5	0.0	0.0
Operating income									366.1	362.1	134.6
Nonoperating retirement benefit expense									(73.6)	(33.9)	(54.3)
Interest expense, net									(99.0)	(101.0)	(133.8)
Debt extinguishment charge	(21.6)								(21.6)	0.0	(37.0)
Other income, net									69.7	20.5	4.0
Income (loss) before income taxes									241.6	247.7	(86.5)
Income tax provision (benefit)									(28.5)	11.0	(6.8)
Net income (loss)	60.0	115.3	78.5	16.3	45.0	55.6	75.6	60.5	270.1	236.7	(79.7)
Less: Net income attributable to noncontrolling interests									12.5	14.3	12.2
Net income (loss) attributable to ATI	$ 56.5	$ 111.0	$ 75.1	$ 15.0	$ 41.1	$ 50.5	$ 72.8	$ 58.0	$ 257.6	$ 222.4	$ (91.9)
Basic net income (loss) per common share
Continuing operations attributable to ATI per common share (in dollars per share)									$ 2.05	$ 1.78	$ (0.83)
Basic net income (loss) attributable to ATI per common share (in dollars per share)	$ 0.45	$ 0.88	$ 0.60	$ 0.12	$ 0.33	$ 0.40	$ 0.58	$ 0.46	2.05	1.78	(0.83)
Diluted net income (loss) per common share
Continuing operations attributable to ATI per common share (in dollars per share)									1.85	1.61	(0.83)
Diluted net income (loss) attributable to ATI per common share (in dollars per share)	$ 0.41	$ 0.78	$ 0.54	$ 0.12	$ 0.30	$ 0.37	$ 0.52	$ 0.42	$ 1.85	$ 1.61	$ (0.83)